Fair Value Measurements (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Therapeutics Acquisition Corp.
Schedule of Company's assets that are measured at fair value on a recurring basis

			Significant Other	Significant Other
		Quoted Prices in Active	Observable Inputs	Unobservable Inputs
Description	March 31, 2021	Markets (Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
Cash equivalents - money market funds	$135,709,741	$135,709,741	$-	$-
Total	$135,709,741	$135,709,741	$-	$-

			Significant Other	Significant Other
	December 31,	Quoted Prices in Active	Observable Inputs	Unobservable Inputs
Description	2020	Markets (Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
Cash equivalents - money market funds	$135,706,395	$135,706,395	$-	$-
Total	$135,706,395	$135,706,395	$-	$-

			Significant Other	Significant Other
		Quoted Prices in Active	Observable Inputs	Unobservable Inputs
Description	December 31, 2020	Markets (Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
Marketable securities	$135,706,395	$135,706,395	$—	$—
Total	$135,706,395	$135,706,395	$—	$—